Group Details	12 Months Ended
Dec. 31, 2025
Group Details [Abstract]
GROUP DETAILS

NOTE 28. GROUP DETAILS

The registered office is at C/o Lowell Accounting Services Pty Ltd, Level 6,412 Collins Street, Melbourne Vic 3000, Australia and the principal place of business is Suite 3, Level 3, 89 Pirie Street, Adelaide SA 5000, Australia.